CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Solar modules	¥ 14,781,004	¥ 12,688,843	¥ 9,291,940
Solar cells and other products	799,572	761,931	1,847,456
Electricity generation	156,300	64,226
Solar products processing		10,407	156,127
Total revenues	15,736,876	13,525,407	11,295,523
Cost of revenues
Solar modules	(12,612,637)	(10,520,727)	(7,843,582)
Solar cells and other products	(742,723)	(675,384)	(1,602,597)
Electricity generation	(87,975)	(29,736)
Solar products processing		(6,971)	(92,849)
Total cost of revenues	(13,443,335)	(11,232,818)	(9,539,028)
Gross profit	2,293,541	2,292,589	1,756,495
Selling, general and administrative expenses	(1,058,319)	(1,246,449)	(954,307)
Research and development expense	(175,450)	(148,548)	(139,683)
Loss from purchase commitments and contract termination costs	(148,541)
Impairment loss on project assets	(8,073)	(32,574)
Total operating expenses	(1,390,383)	(1,427,571)	(1,093,990)
Income from operations	903,158	865,018	662,505
Change in fair value of derivatives	48,845	44,033	84,484
Interest expense	(284,334)	(249,382)	(229,665)
Interest income	18,850	25,571	28,213
Foreign exchange (loss)/gain	80,786	31,890	(61,822)
Income from equity method investments	9,856	6,180	3,211
Other income, net	65,750	48,492	33,114
Income before income taxes	842,911	771,802	520,040
Income tax expense	123,301	157,332	73,390
Net income	719,610	614,470	446,650
Less: (earnings)/loss attributable to the non-controlling interest	(35,911)	9,243	(22,879)
Net income attributable to JA Solar Holdings	683,699	623,713	423,771
Less: allocation of net income to a participating warrant holder		(107,828)	(77,174)
Net income attributable to JA Solar's ordinary shareholders	683,699	515,885	346,597
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of tax	(44,517)	(35,038)	4,597
Other comprehensive income/(loss)	(44,517)	(35,038)	4,597
Comprehensive income	675,093	579,432	451,247
Less: comprehensive (income)/loss attributable to the non-controlling interest	(35,911)	9,243	(22,879)
Comprehensive income attributable to JA Solar Holdings	639,182	588,675	428,368
Less: allocation of net income to a participating warrant holder		(107,828)	(77,174)
Comprehensive income attributable to JA Solar's ordinary shareholders	¥ 639,182	¥ 480,847	¥ 351,194
Net income per share:
Basic (in CNY per share)	¥ 2.92	¥ 2.12	¥ 1.43
Diluted (in CNY per share)	¥ 2.92	¥ 2.12	¥ 1.38
Weighted average number of shares outstanding :
Basic (in shares)	234,290,842	243,506,821	242,192,859
Diluted (in shares)	234,402,452	243,744,921	242,863,084
Net income per ADS:
Basic (in dollars per share)	¥ 14.59	¥ 10.59	¥ 7.17
Diluted (in dollars per share)	¥ 14.58	¥ 10.58	¥ 6.88
Weighted average number of ADS:
Basic (in shares)	46,858,168	48,701,364	48,438,572
Diluted (in shares)	46,880,490	48,748,984	48,572,617